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February 7, 2008


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD TAX-MANAGED FUNDS (THE TRUST)
     FILE NO.  33-53683
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Commissioners:

Enclosed is the 29th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this Amendment are: 1) to expand upon the primary investment strategies of both Vanguard Tax-Managed Growth and Income Fund and Vanguard Tax-Managed Small-Cap Fund, two series of the Trust; and 2) to include a number of non-material editorial changes.

You'll note that the prospectuses included with the Trust's Registration Statement are substantially similar to the current prospectuses for the Trust, which you've already reviewed. Consequently, in accordance with SEC Release No. 33-6510, we are requesting selective review of this Amendment.

The sections of the Amendment that may be considered different from disclosure previously reviewed by the staff are the "Primary Investment Strategies" under the prospectus headings FUND PROFILE--VANGUARD TAX-MANAGED GROWTH AND INCOME FUND and FUND PROFILE--VANGUARD TAX-MANAGED SMALL-CAP FUND. We have also included under the subheading "Other Investment Policies and Risks" the ability of the Funds to invest a small portion of assets in stock index futures and/or ETFs. The black-lined text in these sections reflects our modifications. We ask that you limit your review of the Amendment to these specific sections.

Pursuant to Rule 485(a) under the Securities Act of 1933, we have designated an effective date of April 21, 2008. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: 1) text addressing any SEC staff comments, and 2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have designated for this 485(a) filing.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,



Lisa L.B. Matson
Associate Counsel
The Vanguard Group, Inc.


Enclosures


CC: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission